Consolidated statement of shareholders' equity - USD ($) $ in Thousands	Total	Share capital	Additional paid-in capital	Treasury Stock	Retained earnings	Accumulated other comprehensive loss (net of tax effect)	Total shareholders' equity attributable to the Group	Non- controlling interest
Beginning balance, Share capital (in shares) at Mar. 31, 2015		32,851,345
Beginning balance at Mar. 31, 2015	$ 218,124		$ 89,173		$ 130,619	$ (1,700)	$ 218,092	$ 32
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	70,251				70,251		70,251
Equity based Compensation expenses (Note 18) (in shares)		291,717
Equity based Compensation expenses (Note 18)	16,557		16,557				16,557
Other Comprehensive loss for the period	(2,281)					(2,281)	(2,281)
Stock issued in connection with acquisition of FOSS	559		559				559
Shares issued under the stock option plan	1,188		1,188				1,188
Personal income tax withheld (Note 18) (in shares)		35,579		(35,579)
Personal income tax withheld (Note 18)	(2,665)			$ (2,665)			(2,665)
Ending balance, Share capital (in shares) at Mar. 31, 2016		33,178,641		(35,579)
Ending balance at Mar. 31, 2016	301,733		107,477	$ (2,665)	200,870	(3,981)	301,701	32
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	62,638				62,638		62,638
Equity based Compensation expenses (Note 18) (in shares)		303,159
Equity based Compensation expenses (Note 18)	23,420		23,420				23,420
Other Comprehensive loss for the period	95					95	95
Stock issued in connection with acquisition of FOSS	1,107		1,107				1,107
Shares issued under the stock option plan	1,188		1,188				1,188
Personal income tax withheld (Note 18) (in shares)		58,234		(58,234)
Personal income tax withheld (Note 18)	$ (3,363)			$ (3,363)			(3,363)
Ending balance, Share capital (in shares) at Mar. 31, 2017	33,540,034	33,540,034		(93,813)
Ending balance at Mar. 31, 2017	$ 386,818		133,192	$ (6,028)	263,508	(3,886)	386,786	32
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	57,013				57,013		57,013
Equity based Compensation expenses (Note 18) (in shares)		555,886
Equity based Compensation expenses (Note 18)	29,526		29,526				29,526
Other Comprehensive loss for the period	1,250					1,250	1,250
Shares issued under the stock option plan	1,188		1,188				1,188
Personal income tax withheld (Note 18) (in shares)		102,961		(102,961)
Personal income tax withheld (Note 18)	$ (5,846)			$ (5,846)			(5,846)
Cancellation of treasury shares (Note 14) (in shares)		(134,900)		134,900
Cancellation of treasury shares (Note 14)			(8,450)	$ 8,450
Ending balance, Share capital (in shares) at Mar. 31, 2018	34,063,981	34,063,981		(61,874)
Ending balance at Mar. 31, 2018	$ 469,949		$ 155,456	$ (3,424)	$ 320,521	$ (2,636)	$ 469,917	$ 32